Guarantee liabilities	12 Months Ended
Dec. 31, 2024
Guarantee liabilities
Guarantee liabilities

12. Guarantee liabilities

The Group recognized both a stand-ready guarantee liability as “deferred guarantee income“ under ASC 460 with an associated financial assets receivable, and a contingent guarantee liability under CECL model.

Deferred guarantee income

The following table sets forth the activities of the Group’s obligations associated with the deferred guarantee income, originated from guarantee service commenced for the years ended December 31, 2023 and 2024.

	As of	Fair value		As of
	January 1,	of deferred guarantee income	Release of	December 31,
	2023	at inception of new loans	deferred guarantee income	2023
Xiaoying Credit Loan (RMB)	—	72,160,875	(25,563,732)	46,597,143

	As of	Fair value		As of
	January 1,	of deferred guarantee income	Release of	December 31,
	2024	at inception of new loans	deferred guarantee income	2024
Xiaoying Credit Loan (RMB)	46,597,143	332,919,374	(214,792,005)	164,724,512
Xiaoying Credit Loan (USD)	6,383,782	45,609,768	(29,426,384)	22,567,166

Contingent guarantee liabilities

The movement of contingent guarantee liabilities originated from guarantee services prior to September 2017 are as follows:

				Reversal of
	As of			provision for	As of
	January 1,		Released on	contingent	December 31,
	2022	Net payout(1)	expiration	liability	2022
Xiaoying Credit Loan	—	2,011,850	(2,011,850)	—	—
Internet Channel	—	14,000,000	—	(14,000,000)	—
Total	—	16,011,850	(2,011,850)	(14,000,000)	—

The movement of contingent guarantee liabilities originated from guarantee services commenced in and after 2023 are as follows:

RMB

	As of		Provision for	As of
	January 1,		contingent	December 31,
	2023	Net payout(1)	liability	2023
Xiaoying Credit Loan	—	(5,613,471)	67,519,980	61,906,509

	As of		Provision for	As of
	January 1,		contingent	December 31,
	2024	Net payout(1)	liability	2024
Xiaoying Credit Loan	61,906,509	(116,003,939)	241,738,132	187,640,702

USD

	As of		Provision for	As of
	January 1,		contingent	December 31,
	2024	Net payout (1)	liability	2024
Xiaoying Credit Loan	8,481,157	(15,892,474)	33,117,988	25,706,671
(1)Net payouts represent the amount paid to institutional funding partners upon borrowers’ default net of the amount subsequently collected from the borrower if they paid back the loan.

The maximum potential undiscounted future payment was RMB667,733,409 and RMB2,572,977,752 (US$352,496,507) as of December 31, 2023 and 2024, respectively.